DIVESTITURES - Additional Information (Details) $ in Millions							3 Months Ended		12 Months Ended
	Mar. 29, 2019 USD ($)	Dec. 14, 2018 USD ($) oz	Oct. 25, 2018 USD ($)	May 24, 2018 USD ($)	May 24, 2018 $ / shares	Jun. 16, 2014	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Impairment loss									$ 302.0	$ 356.5
Net smelter return royalty (as percent)									2.50%
Ownership interest subject to sales agreement									51.00%
Earn in period									4 years
Ownership interest subject to call option									49.00%
Gain on disposal									$ 73.7	$ 0.0
Canadian Malartic
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation	50.00%					50.00%			50.00%	50.00%
Gualcamayo
Disclosure of detailed information about business combination [line items]
Impairment loss							$ 75.0			$ 356.5
Percentage divested		100.00%
Portion of consideration paid (received) consisting of cash and cash equivalents		$ 30.0
Net smelter return royalty (as percent)		2.00%
Net smelter return royalty, production threshold (in OZ) | oz		396,000
Net smelter return royalty		$ 50.0
Ownership interest in associate				100.00%
Total consideration including working capital adjustments (net of transaction costs)		$ 85.0
Brio Gold
Disclosure of detailed information about business combination [line items]
Impairment loss								$ 181.0
Portion of consideration paid (received) consisting of cash and cash equivalents				$ 140.5
Ownership interest in associate				53.60%
Total consideration including working capital adjustments (net of transaction costs)				$ 147.6
Impairment loss, net of tax								$ 175.0
Deep Carbonates Project
Disclosure of detailed information about business combination [line items]
Net smelter return royalty (as percent)		1.50%
Leagold Mining Corporation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate				20.50%					20.50%
Consideration, purchase warrants				$ 7.1
Investment warrants, exercise price (in CAD per share) | $ / shares					$ 3.70
Purchase warrants, term				2 years
Disposal groups classified as held for sale | Canadian Malartic
Disclosure of detailed information about business combination [line items]
Gain on disposal									$ 39.0
Total consideration including working capital adjustments (net of transaction costs)	$ 162.5
Disposal groups classified as held for sale | Gualcamayo
Disclosure of detailed information about business combination [line items]
Gain on disposal		$ 2.6
Total consideration including working capital adjustments (net of transaction costs)			$ 82.5
Disposal groups classified as held for sale | Brio Gold
Disclosure of detailed information about business combination [line items]
Gain on disposal				$ 32.0
Total consideration including working capital adjustments (net of transaction costs)				$ 146.1